Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Share
Ordinary share par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary share authorized	450,000,000	450,000,000
Ordinary share issued	24,839,131	2,054,943	[1]
Ordinary share outstanding	24,839,131	2,054,943	[1]
Class B Ordinary Share
Ordinary share par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary share authorized	50,000,000	50,000,000
Ordinary share issued	549,772	549,772	[1]
Ordinary share outstanding	549,772	549,772	[1]

[1]	Retrospectively restated for the effect of share consolidation (see Note 18).